Warrants - Narrative (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 29, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021
Class of Warrant or Right [Line Items]
Gain of change in fair value of derivative warrant liabilities	$ 3,749,000		$ 0	$ 0	$ 3,749,000	$ 0
Warrants outstanding, commencement date, number of days after closing			30 days
Public warrants
Class of Warrant or Right [Line Items]
Number of shares purchased by each warrant (in shares)	1		1		1
Warrant exercise price (in dollars per share)	$ 11.50		$ 11.50		$ 11.50		$ 11.50
Warrants outstanding, term		5 years	5 years
Public warrants | Warrant Redemption Scenario One
Class of Warrant or Right [Line Items]
Share price for warrant redemption (in dollars per share)	18.00		$ 18.00		18.00
Warrant redemption price (in dollars per share)	0.01		$ 0.01		$ 0.01
Notice period for redemption of warrants			30 days		30 days
Threshold trading days for warrant redemption			20 days		20 days
Threshold consecutive trading days for warrant redemption			30 days		30 days
Public warrants | Warrant Redemption Scenario Two
Class of Warrant or Right [Line Items]
Share price for warrant redemption (in dollars per share)	10.00		$ 10.00		$ 10.00
Warrant redemption price (in dollars per share)	0.10		$ 0.10		$ 0.10
Notice period for redemption of warrants			30 days		30 days
Private warrants
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)							$ 11.50
Share price for warrant redemption (in dollars per share)	10.00		$ 10.00		$ 10.00
Warrants outstanding, commencement date, number of days after closing			30 days
Third-Party PIPE Investor Warrant
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)	$ 10.00	$ 10.00			$ 10.00
Warrants outstanding, term		5 years
Number of shares purchased (in shares)	500,000	500,000			500,000
Adjustments to additional paid in capital		$ 2,300,000